Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,001,200.00
Total Fee Amount	8,976.67
Total Offset Amount	0.00
Net Fee	$ 8,976.67
Offering Table N/A
Offset Table N/A	N/A